UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-09329

ALLIANCEBERNSTEIN GLOBAL HEALTH CARE FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105
(Address of principal executive offices) (Zip code)

Mark R. Manley
Alliance Capital Management L.P.
1345 Avenue of the Americas
New York, New York 10105
(Name and address of agent for service)

Registrant's telephone number, including area code:  (800) 221-5672

Date of fiscal year end:  June 30, 2006

Date of reporting period:    December 31, 2005


ITEM 1.  REPORTS TO STOCKHOLDERS.


[LOGO] ALLIANCEBERNSTEIN (R)
Investment Research and Management


AllianceBernstein Global Health Care Fund


Semi-Annual Report

December 31, 2005


SEMI-ANNUAL REPORT

Investment Products Offered
---------------------------
o Are Not FDIC Insured
o May Lose Value
o Are Not Bank Guaranteed
---------------------------

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein at (800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein's web site at www.alliancebernstein.com, or go to the Securities and Exchange Commission's (the "Commission") web site at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's web site at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AllianceBernstein publishes full portfolio holdings for the Fund monthly at www.alliancebernstein.com.

AllianceBernstein Investment Research and Management, Inc. is an affiliate of Alliance Capital Management L.P., the manager of the funds, and is a member of the NASD.

February 21, 2006

Semi-Annual Report

This report provides management's discussion of fund performance for AllianceBernstein Global Health Care Fund (the "Fund") for the semi-annual reporting period ended December 31, 2005.

Investment Objectives and Policies

This open-end fund seeks capital appreciation and, secondarily, current income. The Fund invests substantially all of its assets in securities issued by companies principally engaged in health care and health care-related industries. The Fund seeks to benefit from capital appreciation opportunities in emerging technologies and services in health care industries by investing in companies which are expected to profit from the development of new products and services for these industries. The Fund invests in a global portfolio of securities of U.S. and non-U.S. companies. It may invest in both new, smaller or less-seasoned companies as well as larger, established companies in the health care industries.

Investment Results

The table on page 4 shows the Fund's performance compared to its benchmarks, the Morgan Stanley Capital International (MSCI) World Health Care Index, the MSCI World Index, the Standard & Poor's (S&P) 500 Stock Index and the S&P Healthcare Sector Composite, for the six- and 12-month periods ended December 31, 2005. Going forward, the S&P Healthcare Sector Composite, which is comprised only of U.S.-domiciled companies, will no longer be one of the Fund's benchmarks. The MSCI World Health Care Index is a more appropriate benchmark because it is comprised of global health care stocks, as is the Fund. For an additional comparison, returns for the Lipper Health/Biotechnology Funds Average (the "Lipper Average") are also included. Funds in the Lipper Average have generally similar investment objectives to the Fund, although some may have different investment policies and sales and management fees. Additionally, some of the funds in the Lipper Average are specialty biotechnology funds.

The Fund outperformed its benchmarks and the Lipper Average for both the six- and 12-month periods ended December 31, 2005. During both periods, the Fund benefited from an underweighted position in pharmaceuticals and overweighted positions in biotechnology and health insurance stocks (managed care). For the third year in a row, pharmaceuticals were the worst performing major sector in health care. The Fund's underweighted position in this sector has continued to benefit the Fund's returns.

During the six-month reporting period, the Fund's holdings in biotechnology performed in line with that sector's performance in the MSCI World Health Care Index, while the Fund's holdings in pharmaceuticals, medical products and medical services outperformed the benchmark's respective sector performances. The Fund outperformed the benchmark in all four of these sectors for the 12-month period ended December 31, 2005.


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL HEALTH CARE FUND o 1


Market Review and Investment Strategy

The drug industry represents over 50% of the MSCI World Health Care Index. Significant patent expirations have negatively impacted earnings growth of U.S.-based drug companies. However, European-based drug companies, which the Fund has emphasized during the reporting period, have enjoyed significant earnings growth, averaging in the mid-teens in recent years.

During both the six- and 12-months periods ended December 31, 2005, biotechnology and managed care stocks were among the strongest performing sectors in health care. The Fund was overweighted in these sectors which performed well. The Fund held an underweighted position in pharmaceuticals, the worst performing sector during both periods.

In the six-month period, the Fund's portfolio manager (the "manager") increased the number of smaller capitalization-sized holdings in the Fund's biotechnology holdings and further reduced the weighting of pharmaceuticals. The manager also reduced the Fund's holdings in orthopedic suppliers and maintained large positions in managed care holdings.


_______________________________________________________________________________

2 o ALLIANCEBERNSTEIN GLOBAL HEALTH CARE FUND


HISTORICAL PERFORMANCE

An Important Note About the Value of Historical Performance

The performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

The investment return and principal value of an investment in the Fund will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein at (800) 227-4618. You should read the prospectus carefully before you invest.

Returns are annualized for periods longer than one year. All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund's quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4); a 1% 1 year contingent deferred sales charge for Class C shares. Returns for Advisor Class, Class R, Class K and Class I shares will vary due to different expenses associated with these classes. Performance assumes reinvestment of distributions and does not account for taxes.

Benchmark Disclosure

The unmanaged MSCI World Health Care Index, unmanaged MSCI World Index, unmanaged S&P Healthcare Sector Composite and unmanaged S&P 500 Stock Index do not reflect fees and expenses associated with the active management of a mutual fund portfolio. The MSCI World Health Care Index is a capitalization-weighted index that monitors the performance of health care stocks from around the world. The MSCI World Index is a market capitalization-weighted index that measures the performance of stock markets in 23 developed countries The S&P Healthcare Sector Composite is a capitalization-weighted index of all of the stocks in the S&P 500 Stock Index that are involved in the business of health care-related products or services. The S&P 500 Stock Index is comprised of 500 U.S. companies and is a common measure of the performance of the overall U.S. stock market. For the six- and 12-month periods ended December 31, 2005, the Lipper Health/Biotechnology Funds Average consisted of 181 and 173 funds, respectively. These funds have generally similar investment objectives to AllianceBernstein Global Health Care Fund, although some may have different investment policies and sales and management fees. An investor cannot invest directly in an index or average, and its results are not indicative of the performance of any specific investment, including the Fund.

A Word About Risk

The Fund can invest in foreign securities, which may magnify fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries. The Fund concentrates its investments in the health care and health sciences industries and may therefore be subject to greater risks and volatility than a fund with a more diversified portfolio. The Fund's investments in small- to mid-capitalization companies have capitalization risk and may be more volatile than investments in larger companies. While the Fund invests principally in common stocks and other equity securities, in order to achieve its investment objectives, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the Fund's prospectus.


(Historical Performance continued on next page)


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL HEALTH CARE FUND o 3


HISTORICAL PERFORMANCE
(continued from previous page)


                                                              Returns
THE FUND VS. ITS BENCHMARKS                           -------------------------
PERIODS ENDED DECEMBER 31, 2005                        6 Months     12 Months
-------------------------------------------------------------------------------
AllianceBernstein Global Health Care Fund
   Class A                                              11.70%        17.39%
-------------------------------------------------------------------------------
   Class B                                              11.30%        16.51%
-------------------------------------------------------------------------------
   Class C                                              11.28%        16.58%
-------------------------------------------------------------------------------
   Advisor Class                                        11.87%        17.80%
-------------------------------------------------------------------------------
   Class R**                                            11.70%        19.93%*
-------------------------------------------------------------------------------
   Class K**                                            11.86%        20.19%*
-------------------------------------------------------------------------------
   Class I**                                            12.01%        20.45%*
-------------------------------------------------------------------------------
MSCI World Health Care Index                             5.40%         9.00%
-------------------------------------------------------------------------------
MSCI World Index                                        10.25%         9.49%
-------------------------------------------------------------------------------
S&P 500 Stock Index                                      5.76%         4.91%
-------------------------------------------------------------------------------
S&P Healthcare Sector Composite                          2.85%         6.46%
-------------------------------------------------------------------------------
Lipper Health/Biotechnology Funds Average                8.98%         9.33%
-------------------------------------------------------------------------------

*  Since Inception. (See inception dates below.)

** Please note that this is a new share class offering for investors purchasing shares through institutional pension plans. The inception date for Class R, Class K and Class I shares is 3/1/05.


See Historical Performance and Benchmark disclosures on previous page.

(Historical Performance continued on next page)


_______________________________________________________________________________

4 o ALLIANCEBERNSTEIN GLOBAL HEALTH CARE FUND


HISTORICAL PERFORMANCE
(continued from previous page)


AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2005
--------------------------------------------------------------

                            NAV Returns        SEC Returns
Class A Shares
1 Year                         17.39%             12.43%
5 Years                         0.59%             -0.29%
Since Inception*                5.36%              4.65%

Class B Shares
1 Year                         16.51%             12.51%
5 Years                        -0.17%             -0.17%
Since Inception*                4.58%              4.58%

Class C Shares
1 Year                         16.58%             15.58%
5 Years                        -0.14%             -0.14%
Since Inception*                4.60%              4.60%

Advisor Class Shares
1 Year                         17.80%
5 Years                         0.89%
Since Inception*                5.82%

Class R Shares+
Since Inception*               19.93%

Class K Shares+
Since Inception*               20.19%

Class I Shares+
Since Inception*               20.45%


SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (DECEMBER 31, 2005)
--------------------------------------------------------------

Class A Shares
1 Year                                            12.43%
5 Years                                           -0.29%
Since Inception*                                   4.65%

Class B Shares
1 Year                                            12.51%
5 Years                                           -0.17%
Since Inception*                                   4.58%

Class C Shares
1 Year                                            15.58%
5 Years                                           -0.14%
Since Inception*                                   4.60%


* Inception Dates: 8/27/99 for Class A, Class B, Class C and Advisor Class shares; 3/1/05 for Class R, Class K and Class I shares.

+ Please note that this is a new share class offering for investors purchasing shares through institutional pension plans. The inception dates for these share classes are listed above.

See Historical Performance disclosures on page 3.


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL HEALTH CARE FUND o 5


FUND EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                            Beginning                           Ending
                          Account Value                     Account Value                 Expenses Paid
                          July 1, 2005                    December 31, 2005               During Period*
                -------------------------------   -------------------------------   ---------------------------
                   Actual        Hypothetical        Actual       Hypothetical**       Actual      Hypothetical
                -----------   -----------------   -----------   -----------------   -----------   -------------
Class A            $1,000          $1,000         $1,117.03         $1,015.68        $10.09          $ 9.60
---------------------------------------------------------------------------------------------------------------
Class B            $1,000          $1,000         $1,112.98         $1,011.95        $14.01          $13.34
---------------------------------------------------------------------------------------------------------------
Class C            $1,000          $1,000         $1,112.79         $1,012.05        $13.90          $13.24
---------------------------------------------------------------------------------------------------------------
Advisor
  Class            $1,000          $1,000         $1,118.71         $1,017.19        $ 8.49          $ 8.08
---------------------------------------------------------------------------------------------------------------
Class R            $1,000          $1,000         $1,117.03         $1,015.48        $10.30          $ 9.80
---------------------------------------------------------------------------------------------------------------
Class K            $1,000          $1,000         $1,118.55         $1,017.04        $ 8.65          $ 8.24
---------------------------------------------------------------------------------------------------------------
Class I            $1,000          $1,000         $1,120.06         $1,018.70        $ 6.89          $ 6.56
---------------------------------------------------------------------------------------------------------------

* Expenses are equal to the classes' annualized expense ratios of 1.89%, 2.63%, 2.61%, 1.59%, 1.93%, 1.62.% and 1.29%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period).

**  Assumes 5% return before expenses.


_______________________________________________________________________________

6 o ALLIANCEBERNSTEIN GLOBAL HEALTH CARE FUND


PORTFOLIO SUMMARY
December 31, 2005 (unaudited)


PORTFOLIO STATISTICS
Net Assets ($mil): $186.4


INDUSTRY BREAKDOWN*
     40.0%   Drugs
     21.5%   Medical Products
     18.6%   Medical Services                  [PIE CHART OMITTED]
     18.0%   Biotechnology

      1.9%   Short-Term


COUNTRY BREAKDOWN*
     64.6%   United States
     19.0%   Switzerland
      4.6%   Israel
      4.4%   Japan                             [PIE CHART OMITTED]
      3.9%   France
      1.6%   India

      1.9%   Short-Term


* All data are as of December 31, 2005. The Fund's industry and country breakdowns are expressed as a percentage of total investments and may vary over time.

Please Note: The industry classifications presented herein are based on the industry categorization of the Adviser.


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL HEALTH CARE FUND o 7


TEN LARGEST HOLDINGS
December 31, 2005 (unaudited)

                                                                    Percent of
Company                                          U.S. $ Value       Net Assets
_______________________________________________________________________________

WellPoint, Inc.                                  $ 15,319,680           8.2%
-------------------------------------------------------------------------------
Alcon, Inc.                                         9,810,720           5.3
-------------------------------------------------------------------------------
Roche Holding AG                                    9,445,482           5.1
-------------------------------------------------------------------------------
St. Jude Medical, Inc.                              8,935,600           4.8
-------------------------------------------------------------------------------
UnitedHealth Group, Inc.                            8,842,522           4.7
-------------------------------------------------------------------------------
Genentech, Inc.                                     8,609,900           4.6
-------------------------------------------------------------------------------
Teva Pharmaceutical Industries, Ltd. (ADR)          8,605,441           4.6
-------------------------------------------------------------------------------
Allergan, Inc.                                      8,561,228           4.6
-------------------------------------------------------------------------------
Novartis AG                                         8,213,353           4.4
-------------------------------------------------------------------------------
Nobel Biocare Holding AG                            7,932,417           4.3
-------------------------------------------------------------------------------
                                                 $ 94,276,343          50.6%


_______________________________________________________________________________

8 o ALLIANCEBERNSTEIN GLOBAL HEALTH CARE FUND


PORTFOLIO OF INVESTMENTS
December 31, 2005 (unaudited)


Company                                                Shares      U.S. $ Value
-------------------------------------------------------------------------------

COMMON STOCKS-98.3%

Health Care-98.3%
Biotechnology-18.0%
Abgenix, Inc.(a)                                      164,400     $   3,536,244
Amgen, Inc.(a)                                         80,400         6,340,344
Amylin Pharmaceuticals, Inc.(a)                        98,200         3,920,144
Genentech, Inc.(a)                                     93,080         8,609,900
Gilead Sciences, Inc.(a)                              150,600         7,926,078
MedImmune, Inc.(a)                                     61,800         2,164,236
Tanox, Inc.(a)                                         67,600         1,106,612
                                                                  -------------
                                                                     33,603,558
                                                                  -------------
Drugs-40.1%
Allergan, Inc.                                         79,300         8,561,228
Cephalon, Inc.(a)                                      74,200         4,803,708
Eli Lilly & Co.                                        82,600         4,674,334
Forest Laboratories, Inc.(a)                           88,200         3,587,976
Merck & Co., Inc.                                      71,500         2,274,415
Novartis AG                                           156,594         8,213,353
Ranbaxy Laboratories, Ltd. (GDR)                      381,064         3,044,701
Roche Holding AG                                       62,995         9,445,482
Sanofi-Aventis                                         84,224         7,373,621
Shionogi & Co., Ltd.                                  295,000         4,147,371
Takeda Pharmaceutical Co., Ltd.                        75,100         4,069,212
Teva Pharmaceutical Industries, Ltd. (ADR)            200,080         8,605,441
Wyeth                                                 129,040         5,944,873
                                                                  -------------
                                                                     74,745,715
                                                                  -------------
Medical Products-21.5%
Alcon, Inc.                                            75,700         9,810,720
Bausch & Lomb, Inc.                                    35,000         2,376,500
Dade Behring Holdings, Inc.                            85,800         3,508,362
Johnson & Johnson                                      59,500         3,575,950
Nobel Biocare Holding AG                               36,035         7,932,417
St. Jude Medical, Inc.(a)                             178,000         8,935,600
Zimmer Holdings, Inc.(a)                               58,100         3,918,264
                                                                  -------------
                                                                     40,057,813
                                                                  -------------
Medical Services-18.7%
Caremark Rx, Inc.(a)                                  145,900         7,556,161
Health Management Associates, Inc., Series A           30,410           667,804
Medco Health Solutions, Inc.(a)                        42,600         2,377,080
UnitedHealth Group, Inc.                              142,300         8,842,522
WellPoint, Inc.(a)                                    192,000        15,319,680
                                                                  -------------
                                                                     34,763,247
                                                                  -------------
Total Common Stocks
  (cost $112,832,850)                                               183,170,333
                                                                  -------------


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL HEALTH CARE FUND o 9


                                                    Principal
                                                       Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
SHORT-TERM INVESTMENT-1.9%
Time Deposits-1.9%
Dresdner Bank
  4.15%, 1/03/06
  (cost $3,500,000)                                   $ 3,500     $   3,500,000
                                                                  -------------
Total Investments-100.2%
  (cost $116,332,850)                                               186,670,333
Other assets less liabilities-(0.2%)                                   (285,669)
                                                                  -------------
Net Assets-100%                                                   $ 186,384,664
                                                                  =============


(a)  Non-income producing security.

Glossary of terms:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

See notes to financial statements.


_______________________________________________________________________________

10 o ALLIANCEBERNSTEIN GLOBAL HEALTH CARE FUND


STATEMENT OF ASSETS & LIABILITIES
December 31, 2005 (unaudited)


ASSETS
Investments in securities, at value (cost $116,332,850)           $ 186,670,333
Cash                                                                     31,758
Receivable for capital stock sold                                     1,316,869
Receivable for investment securities sold                               565,184
Dividends and interest receivable                                        71,125
                                                                  -------------
Total assets                                                        188,655,269
                                                                  -------------
LIABILITIES
Payable for capital stock redeemed                                      973,382
Payable for investment securities purchased                             613,887
Printing fee payable                                                    231,608
Advisory fee payable                                                    119,272
Distribution fee payable                                                116,829
Transfer Agent fee payable                                               33,478
Accrued expenses                                                        182,149
                                                                  -------------
Total liabilities                                                     2,270,605
                                                                  -------------
Net Assets                                                        $ 186,384,664
                                                                  =============
COMPOSITION OF NET ASSETS
Capital stock, at par                                             $      13,863
Additional paid-in capital                                          154,338,908
Accumulated net investment loss                                      (1,899,816)
Accumulated net realized loss on investment
  and foreign currency transactions                                 (36,398,191)
Net unrealized appreciation of investments
  and foreign currency denominated assets and liabilities            70,329,900
                                                                  -------------
                                                                  $ 186,384,664
                                                                  =============

CALCULATION OF MAXIMUM OFFERING PRICE PER SHARE

                                                         Net Asset Value and:
                                                    ---------------------------
                                      Shares          Offering       Redemption
Class            Net Assets        Outstanding          Price           Price
-------------------------------------------------------------------------------
A               $53,134,623         3,839,974          $14.45*          $13.84
-------------------------------------------------------------------------------
B               $95,463,065         7,233,466          $13.20               --
-------------------------------------------------------------------------------
C               $24,895,220         1,883,613          $13.22               --
-------------------------------------------------------------------------------
Advisor         $12,855,583           903,537          $14.23           $14.23
-------------------------------------------------------------------------------
R               $    12,107               875          $13.84           $13.84
-------------------------------------------------------------------------------
K               $    12,018           866.551          $13.87           $13.87
-------------------------------------------------------------------------------
I               $    12,048           866.551          $13.90           $13.90
-------------------------------------------------------------------------------


* Represents the maximum offering price per share which includes a sales charge of 4.25%.

See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL HEALTH CARE FUND o 11


STATEMENT OF OPERATIONS
Six Months Ended December 31, 2005 (unaudited)


INVESTMENT INCOME
Dividends (net of foreign taxes withheld
  of $13,061)                                     $    339,213
Interest                                                79,446     $   418,659
                                                  ------------
EXPENSES
Advisory fee                                           686,193
Distribution fee -- Class A                             74,410
Distribution fee -- Class B                            480,781
Distribution fee -- Class C                            122,532
Distribution fee -- Class R                                 29
Distribution fee -- Class K                                 14
Transfer agency                                        388,905
Printing                                               231,631
Custodian                                               77,705
Legal                                                   49,864
Registration                                            49,314
Administrative                                          45,000
Audit                                                   30,168
Directors' fees                                         11,995
Miscellaneous                                            6,783
                                                  ------------
Total expenses                                       2,255,324
Less:expense offset arrangement
  (see Note B)                                          (6,281)
                                                  ------------
Net expenses                                                          2,249,043
                                                                   ------------
Net investment loss                                                  (1,830,384)
                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENT AND FOREIGN CURRENCY
TRANSACTIONS
Net realized gain (loss) on:
  Investment transactions                                            13,207,730
  Foreign currency transactions                                         (32,445)
Net change in unrealized
  appreciation/depreciation of:
  Investments                                                         8,286,415
  Foreign currency denominated assets
    and liabilities                                                      (3,351)
                                                                   ------------
Net gain on investments                                              21,458,349
                                                                   ------------
NET INCREASE IN NET ASSETS FROM
  OPERATIONS                                                       $ 19,627,965
                                                                   ============


See notes to financial statements.


_______________________________________________________________________________

12 o ALLIANCEBERNSTEIN GLOBAL HEALTH CARE FUND


STATEMENT OF CHANGES IN NET ASSETS


                                                   Six Months
                                                     Ended
                                                  December 31,     Year Ended
                                                      2005          June 30,
                                                  (unaudited)         2005
                                                ==============   ==============
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment loss                             $   (1,830,384)  $   (2,945,125)
Net realized gain on investments and
  foreign currency transactions                     13,175,285       10,800,772
Net change in unrealized
  appreciation/depreciation of
  investments and foreign currency
  denominated assets and liabilities                 8,283,064          362,761
                                                --------------   --------------
Net increase in net assets from
  operations                                        19,627,965        8,218,408

CAPITAL STOCK TRANSACTIONS
Net decrease                                        (9,771,721)     (46,432,213)
                                                --------------   --------------
Total increase (decrease)                            9,856,244      (38,213,805)

NET ASSETS
Beginning of period                                176,528,420      214,742,225
                                                --------------   --------------
End of period (including accumulated
  net investment loss of $1,899,816
  and $69,432, respectively)                    $  186,384,664   $  176,528,420
                                                ==============   ==============


See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL HEALTH CARE FUND o 13


NOTES TO FINANCIAL STATEMENTS
December 31, 2005 (unaudited)

NOTE A

Significant Accounting Policies

AllianceBernstein Global Health Care Fund, Inc. (the "Fund"), formerly AllianceBernstein Health Care Fund, Inc., was organized as a Maryland corporation on April 30, 1999 and is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The Fund offers Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares. Class A shares are sold with an initial sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Class R and Class K shares are sold without an initial or contingent deferred sales charge. Advisor Class and Class I shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All seven classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional information about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Fund's Board of Directors.

In general, the market value of securities which are readily available and deemed reliable are determined as follows. Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed


_______________________________________________________________________________

14 o ALLIANCEBERNSTEIN GLOBAL HEALTH CARE FUND


on an exchange but traded on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market, ("OTC") (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, Alliance Capital Management, L.P. (the "Adviser") may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer's financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL HEALTH CARE FUND o 15


Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation and depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts on short term securities as adjustments to interest income.

5. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.


_______________________________________________________________________________

16 o ALLIANCEBERNSTEIN GLOBAL HEALTH CARE FUND


NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of the investment advisory agreement, the Fund pays the Advisor an advisory fee at an annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion and .60% in excess of $5 billion, of the Fund's average daily net assets. Prior to September 7, 2004, the Fund paid the Adviser an advisory fee at an annual rate of .95% of the Fund's average daily net assets. The fee is accrued daily and paid monthly. The Adviser has agreed to waive its fees and bear certain expenses to the extent necessary to limit total operating expenses on an annual basis to 2.50%, 3.20%, 3.20%, 2.20%, 2.70%, 2.45% and
2.20% of the daily average net assets for Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I, respectively. For the six months ended December, 31, 2005, there were no expenses reimbursed by the Adviser.

Effective January 1, 2004 through September 6, 2004, in contemplation of the final agreement with the Office of New York Attorney General ("NYAG"), the Adviser began waiving a portion of its advisory fee so as to charge the Fund at the reduced annual rate discussed above. For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.

Pursuant to the advisory agreement, the Fund paid $45,000 to the Adviser representing the cost of certain legal and accounting services provided to the Fund by the Adviser for the six months ended December 31, 2005.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. AGISmay make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation amounted to $193,376 for the six months ended December 31, 2005.

For the six months ended December 31, 2005, the Fund's expenses were reduced by $6,281 under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund's shares. The Distributor has advised the Fund that it has retained front-end sales charges of $2,831 from the sales of Class A shares and received $1,454, $25,323 and $505 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended December 31, 2005.

Brokerage commissions paid on investment transactions for the six months ended December 31, 2005, amounted to $95,390, none of which was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Adviser.


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL HEALTH CARE FUND o 17


NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund's average daily net assets attributable to Class A shares and 1% of the Fund's average daily net assets attributable to both Class B and Class C shares, .50% of the Fund's average daily net assets attributable to Class R shares and .25% of the Fund's average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class and Class I shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $4,549,901, $944,285, $40 and $63 for Class B, Class C, Class R and Class K shares, respectively. Such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended December 31, 2005, were as follows:

                                                   Purchases          Sales
                                                ==============   ==============
Investment securities (excluding
  U.S. government securities)                   $   39,938,466   $   51,503,980
U.S. government securities                                  -0-              -0-


The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation (excluding foreign currency transactions) are as follows:

Gross unrealized appreciation                                    $   71,930,997
Gross unrealized depreciation                                        (1,593,514)
                                                                 --------------
Net unrealized appreciation                                      $   70,337,483
                                                                 ==============


Forward Exchange Currency Contracts

The Fund may enter into forward foreign exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sale commitments denominated in foreign currencies and for investment purposes. A forward


_______________________________________________________________________________

18 o ALLIANCEBERNSTEIN GLOBAL HEALTH CARE FUND


exchange currency contract is a commitment to purchase or sell a foreign currency on a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as unrealized appreciation and depreciation by the Fund.

The Fund's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Fund having a value at least equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars reflects the total exposure the Fund has in that particular currency contract.

NOTE E

Capital Stock

There are 21,000,000,000 shares of $0.001 par value capital stock authorized, divided into seven classes, designated Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares. Each class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:


                               Shares                         Amount
                    ---------------------------  ------------------------------
                      Six Months                   Six Months
                        Ended                         Ended
                     December 31,   Year Ended     December 31,     Year Ended
                         2005         June 30,         2005         June 30,
                     (unaudited)       2005        (unaudited)        2005
                     ------------  ------------  --------------  --------------
Class A
Shares sold              548,659       980,730    $  7,254,077    $ 11,170,440
-------------------------------------------------------------------------------
Shares converted
  from Class B           102,055       129,273       1,348,227       1,470,358
-------------------------------------------------------------------------------
Shares redeemed         (564,191)   (2,090,848)     (7,397,328)    (23,711,110)
-------------------------------------------------------------------------------
Net increase
  (decrease)              86,523      (980,845)   $  1,204,976    $(11,070,312)
===============================================================================

Class B
Shares sold              284,730       603,529    $  3,574,915    $  6,732,881
-------------------------------------------------------------------------------
Shares converted
  to Class A            (106,812)     (134,548)     (1,348,227)     (1,470,358)
-------------------------------------------------------------------------------
Shares redeemed         (878,053)   (3,161,967)    (11,052,458)    (34,389,182)
-------------------------------------------------------------------------------
Net decrease            (700,135)   (2,692,986)   $ (8,825,770)   $(29,126,659)
===============================================================================


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL HEALTH CARE FUND o 19


                               Shares                         Amount
                    ---------------------------  ------------------------------
                      Six Months                   Six Months
                        Ended                         Ended
                     December 31,    Year Ended    December 31,    Year Ended
                          2005        June 30,         2005          June 30,
                      (unaudited)      2005        (unaudited)        2005
                     ------------  ------------  --------------  --------------
Class C
Shares sold              100,529       157,016    $  1,284,786    $  1,748,246
-------------------------------------------------------------------------------
Shares redeemed         (237,593)     (868,735)     (2,976,877)     (9,452,505)
-------------------------------------------------------------------------------
Net decrease            (137,064)     (711,719)   $ (1,692,091)   $ (7,704,259)
===============================================================================

Advisor Class
Shares sold              106,478       321,400    $  1,465,164    $  3,798,306
-------------------------------------------------------------------------------
Shares redeemed         (137,358)     (201,886)     (1,924,000)     (2,359,389)
-------------------------------------------------------------------------------
Net increase
  (decrease)             (30,880)      119,514    $   (458,836)   $  1,438,917
===============================================================================


                      Six Months                   Six Months
                         Ended        March 1,        Ended         March 1,
                     December 31,     2005(a)      December 31,      2005(a)
                         2005       to June 30,       2005         to June 30,
                      (unaudited)      2005        (unaudited)        2005
                     ------------  ------------  --------------  --------------
Class R
Shares sold                   -0-          875    $         -0-   $     10,100
-------------------------------------------------------------------------------
Shares redeemed               -0-           -0-             -0-             -0-
-------------------------------------------------------------------------------
Net increase                  -0-          875    $         -0-   $     10,100
===============================================================================

Class K
Shares sold                   -0-          867    $         -0-   $     10,000
-------------------------------------------------------------------------------
Shares redeemed               -0-           -0-             -0-             -0-
-------------------------------------------------------------------------------
Net increase                  -0-          867    $         -0-   $     10,000
===============================================================================

Class I
Shares sold                   -0-          867    $         -0-   $     10,000
-------------------------------------------------------------------------------
Shares redeemed               -0-           -0-             -0-             -0-
-------------------------------------------------------------------------------
Net increase                  -0-          867    $         -0-   $     10,000
===============================================================================

(a)  Commencement of distributions.


NOTE F

Risks Involved in Investing in the Fund

Foreign Securities Risk--Investing in securities of foreign companies involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of comparable United States companies.

Indemnification Risk--In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior


_______________________________________________________________________________

20 o ALLIANCEBERNSTEIN GLOBAL HEALTH CARE FUND


claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $250 million revolving credit facility (the "Facility") intended to provide for short-term financing if necessary, subject to certain restrictions, in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended December 31, 2005.

NOTE H

Components of Accumulated Earnings (Deficit)

The tax character of distributions to be paid for the fiscal year ending June 30, 2006 will be determined at the end of the current fiscal year. As of June 30, 2005, the components of accumulated earnings (deficit) on a tax basis were as follows:

Accumulated capital and other losses                         $  (48,980,850)(a)
Unrealized appreciation (depreciation)                           61,454,209(b)
                                                             --------------
Total accumulated earnings (deficit)                         $   12,473,359(c)
                                                             ==============


(a) On June 30, 2005, the Fund had a net capital loss carryforward of $48,980,850, of which $12,662,457 expires in the year 2010, $20,383,612 expires in the year 2011 and $15,934,781 expires in the year 2012. During the fiscal year, the Fund utilized capital loss carryforwards of $11,323,238. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. Net capital and currency losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended June 30, 2005, the Fund deferred to July 1, 2005, post-October currency losses of $69,432.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

(c) The difference betwen book-basis and tax-basis components of accumulated earnings/(deficit) is attributable primarily to currency post October loss.


NOTE I

Legal Proceedings

As has been previously reported, the staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL HEALTH CARE FUND o 21


On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is memorialized in an Assurrance of Discontinuance dated September 1, 2004 ("NYAG Order"). Among the key provisions of these agreements are the following:

(i) The Adviser agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

(ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds until December 31, 2008; and

(iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order and the NYAG Order contemplate that the Adviser's registered investment company clients, including the Fund, will introduce governance and compliance changes.

In anticipation of final, definitive documentation of the NYAG Order and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. On September 7, 2004, the Fund's investment advisory agreement was amended to reflect the reduced advisory fee. For more information on this waiver and amendment to the Fund's investment advisory agreement, please see "Advisory Fee and Other Transactions with Affiliates" above.

A special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.


_______________________________________________________________________________

22 o ALLIANCEBERNSTEIN GLOBAL HEALTH CARE FUND


On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against the Adviser; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with the Adviser. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed in various federal and state courts against the Adviser and certain other defendants, and others may be filed. The plaintiffs in such lawsuits have asserted a variety of theories for recovery including, but not limited to, violations of the Securities Act, the Exchange Act, the Advisers Act, the Investment Company Act, the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), certain state securities laws and common law. All state court actions against the Adviser either were voluntarily dismissed or removed to federal court. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred all federal actions to the United States District Court for the District of Maryland (the "Mutual Fund MDL"). All of the actions removed to federal court were also transferred to the Mutual Fund MDL. The plaintiffs in the removed actions have since moved for remand, and that motion is pending.

On September 29, 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of Alliance Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of the Adviser. All four complaints include substantially identical factual allegations, which appear to be based in large part on the SEC Order and the NYAG Order. The claims in the mutual fund derivative consolidated amended complaint are generally based on the theory that all fund advisory agreements, distribution agreements and 12b-1 plans between the Adviser and the AllianceBernstein Funds should be invalidated, regardless of whether market timing occurred in each individual fund, because each was approved by fund trustees on the basis of materially misleading information with respect to the level


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL HEALTH CARE FUND o 23


of market timing permitted in funds managed by the Adviser. The claims asserted in the other three consolidated amended complaints are similar to those that the respective plaintiffs asserted in their previous federal lawsuits. All of these lawsuits seek an unspecified amount of damages. The Alliance defendants have moved to dismiss the complaints, and those motions are pending.

On February 10, 2004, the Adviser received (i) a subpoena duces tecum from the Office of the Attorney General of the State of West Virginia and (ii) a request for information from West Virginia's Office of the State Auditor, Securities Commission (the "West Virginia Securities Commission") (together, the "Information Requests"). Both Information Requests require the Adviser to produce documents concerning, among other things, any market timing or late trading in the Adviser's sponsored mutual funds. The Adviser responded to the Information Requests and has been cooperating fully with the investigation.

On April 11, 2005, a complaint entitled The Attorney General of the State of West Virginia v. AIM Advisors, Inc., et al. ("WVAG Complaint") was filed against the Adviser, Alliance Holding, and various other defendants not affiliated with the Adviser. The WVAG Complaint was filed in the Circuit Court of Marshall County, West Virginia by the Attorney General of the State of West Virginia. The WVAG Complaint makes factual allegations generally similar to those in the Hindo Complaint. On May 31, 2005, defendants removed the WVAG Complaint to the United States District Court for the Northern District of West Virginia. On July 12, 2005, plaintiff moved to remand. On October 19, 2005, the WVAG Complaint was transferred to the Mutual Fund MDL.

On August 30, 2005, the deputy commissioner of securities of the West Virginia Securities Commission signed a "Summary Order to Cease and Desist, and Notice of Right to Hearing" addressed to the Adviser and Alliance Holding. The Summary Order claims that the Adviser and Alliance Holding violated the West Virginia Uniform Securities Act, and makes factual allegations generally similar to those in the Commission Order and the NYAGOrder. On January 26, 2006, the Adviser, Alliance Holding, and various unaffiliated defendants filed a Petition for Writ of Prohibition and Order Suspending Proceedings in West Virginia state court seeking to vacate the Summary Order and for other relief. The Adviser intends to vigorously defend against the allegations in the WVAG Complaint.

On June 22, 2004, a purported class action complaint entitled Aucoin, et al. v. Alliance Capital Management L.P., et al. ("Aucoin Complaint") was filed against the Adviser, Alliance Holding, Alliance Capital Management Corporation, AXA Financial, Inc., AllianceBernstein Investment Research & Management, Inc., certain current and former directors of the AllianceBernstein Mutual Funds, and unnamed Doe defendants. The Aucoin Complaint names certain of the AllianceBernstein mutual funds as nominal defendants. The Aucoin Complaint was filed in the United States District Court for the Southern District of New


_______________________________________________________________________________

24 o ALLIANCEBERNSTEIN GLOBAL HEALTH CARE FUND


York by an alleged shareholder of an AllianceBernstein mutual fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from fund assets to broker-dealers in exchange for preferential marketing services,
(ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts, an accounting of all fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

Since June 22, 2004, nine additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against the Adviser and certain other defendants. All nine of the lawsuits (i) were brought as class actions filed in the United States District Court for the Southern District of New York, (ii) assert claims substantially identical to the Aucoin Complaint, and (iii) are brought on behalf of shareholders of the Funds.

On February 2, 2005, plaintiffs filed a consolidated amended class action complaint ("Aucoin Consolidated Amended Complaint") that asserts claims substantially similar to the Aucoin Complaint and the nine additional lawsuits referenced above. On October 19, 2005, the District Court dismissed each of the claims set forth in the Aucoin Consolidated Amended Complaint, except for plaintiff's claim under Section 36(b) of the Investment Company Act. On January 11, 2006, the District Court granted defendants' motion for reconsideration and dismissed the remaining Section 36(b) claim. Plaintiffs have moved for leave to amend their consolidated complaint.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the Fund's shares or other adverse consequences to the Fund. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the Fund.


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL HEALTH CARE FUND o 25


FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                         Class A
                                       ----------------------------------------------------------------------------
                                       Six Months
                                          Ended
                                       December 31,                       Year Ended June 30,
                                           2005     ---------------------------------------------------------------
                                       (unaudited)      2005         2004         2003         2002         2001
                                       -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                    $12.39       $11.63       $10.37        $9.86       $11.20       $12.40

INCOME FROM INVESTMENT
  OPERATIONS
Net investment loss(a)                     (.10)        (.13)(b)     (.12)(b)(c)  (.10)        (.12)        (.11)
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions                             1.55          .89         1.38          .61        (1.22)       (1.00)
Net increase (decrease) in
  net asset value from
  operations                               1.45          .76         1.26          .51        (1.34)       (1.11)

LESS: DISTRIBUTIONS
Distributions from net
  realized gain on investment
  and foreign currency
  transactions                               -0-          -0-          -0-          -0-          -0-        (.08)
Distributions in excess of
  net realized gain on
  investment and foreign
  currency transactions                      -0-          -0-          -0-          -0-          -0-        (.01)
Total distributions                          -0-          -0-          -0-          -0-          -0-        (.09)
Net asset value,
  end of period                          $13.84       $12.39       $11.63       $10.37        $9.86       $11.20

TOTAL RETURN
Total investment return based
  on net asset value(d)                   11.70%        6.54%       12.15%        5.17%      (11.96)%      (9.10)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                       $53,135      $46,505      $55,079      $56,077      $63,973      $76,827
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                         1.89%(e)     1.80%        1.82%        2.06%        1.85%        1.73%
  Expenses, before waivers/
    reimbursements                         1.89%(e)     1.84%        1.93%        2.06%        1.85%        1.73%
  Net investment loss                     (1.43)%(e)   (1.10)%(b)   (1.07)%(b)(c)(1.12)%      (1.13)%       (.90)%
Portfolio turnover rate                      23%          30%          34%           8%           9%           8%


See footnote summary on page 32.


_______________________________________________________________________________

26 o ALLIANCEBERNSTEIN GLOBAL HEALTH CARE FUND


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                                         Class B
                                       ----------------------------------------------------------------------------
                                       Six Months
                                          Ended
                                       December 31,                       Year Ended June 30,
                                           2005     ---------------------------------------------------------------
                                       (unaudited)      2005         2004         2003         2002         2001
                                       -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                    $11.86       $11.22       $10.08        $9.66       $11.05       $12.33

INCOME FROM INVESTMENT
  OPERATIONS
Net investment loss(a)                     (.14)        (.20)(b)     (.19)(b)(c)  (.17)        (.20)        (.19)
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions                             1.48          .84         1.33          .59        (1.19)       (1.00)
Net increase (decrease) in
  net asset value from
  operations                               1.34          .64         1.14          .42        (1.39)       (1.19)

LESS: DISTRIBUTIONS
Distributions from net
  realized gain on investment
  and foreign currency
  transactions                               -0-          -0-          -0-          -0-          -0-        (.08)
Distributions in excess of
  net realized gain on
  investment and foreign
  currency transactions                      -0-          -0-          -0-          -0-          -0-        (.01)
Total distributions                          -0-          -0-          -0-          -0-          -0-        (.09)
Net asset value,
  end of period                          $13.20       $11.86       $11.22       $10.08        $9.66       $11.05

TOTAL RETURN
Total investment return based
  on net asset value(d)                   11.30%        5.71%       11.31%        4.35%      (12.58)%      (9.81)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                       $95,463      $94,104     $119,260     $134,907     $163,340     $203,620
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                         2.63%(e)     2.55%        2.58%        2.82%        2.60%        2.46%
  Expenses, before waivers/
    reimbursements                         2.63%(e)     2.59%        2.69%        2.82%        2.60%        2.46%
  Net investment loss                     (2.17)%(e)   (1.87)%(b)   (1.83)%(b)(c)(1.88)%      (1.87)%      (1.63)%
Portfolio turnover rate                      23%          30%          34%           8%           9%           8%


See footnote summary on page 32.


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL HEALTH CARE FUND o 27


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                          Class C
                                       ----------------------------------------------------------------------------
                                        Six Months
                                          Ended
                                       December 31,                     Year Ended June 30,
                                           2005     ---------------------------------------------------------------
                                       (unaudited)      2005         2004         2003         2002         2001
                                       -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                    $11.88       $11.23       $10.09        $9.66       $11.05       $12.33

INCOME FROM INVESTMENT
  OPERATIONS
Net investment loss(a)                     (.14)        (.20)(b)     (.19)(b)(c)  (.17)        (.20)        (.19)
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions                             1.48          .85         1.33          .60        (1.19)       (1.00)
Net increase (decrease) in
  net asset value from
  operations                               1.34          .65         1.14          .43        (1.39)       (1.19)

LESS: DISTRIBUTIONS
Distributions from net
  realized gain on investment
  and foreign currency
  transactions                               -0-          -0-          -0-          -0-          -0-        (.08)
Distributions in excess of
  net realized gain on
  investment and foreign
  currency transactions                      -0-          -0-          -0-          -0-          -0-        (.01)
Total distributions                          -0-          -0-          -0-          -0-          -0-        (.09)
Net asset value,
  end of period                          $13.22       $11.88       $11.23       $10.09        $9.66       $11.05

TOTAL RETURN
Total investment return based
  on net asset value(d)                   11.28%        5.79%       11.30%        4.45%      (12.58)%      (9.81)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                       $24,895      $24,000      $30,698      $34,298      $41,268      $57,405
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                         2.61%(e)     2.52%        2.55%        2.80%        2.57%        2.44%
  Expenses, before waivers/
    reimbursements                         2.61%(e)     2.56%        2.66%        2.80%        2.57%        2.44%
  Net investment loss                     (2.15)%(e)   (1.83)%(b)   (1.80)%(b)(c)(1.85)%      (1.84)%      (1.60)%
Portfolio turnover rate                      23%          30%          34%           8%           9%           8%


See footnote summary on page 32.


_______________________________________________________________________________

28 o ALLIANCEBERNSTEIN GLOBAL HEALTH CARE FUND


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                                        Advisor Class
                                       ----------------------------------------------------------------------------
                                       Six Months
                                          Ended
                                       December 31,                       Year Ended June 30,
                                           2005     ---------------------------------------------------------------
                                       (unaudited)      2005         2004         2003         2002         2001
                                       -----------  -----------  -----------  -----------  -----------  -----------
Net asset value,
  beginning of period                    $12.72       $11.91       $10.59       $10.03       $11.36       $12.54

INCOME FROM INVESTMENT
  OPERATIONS
Net investment loss(a)                     (.08)        (.09)(b)     (.08)(b)(c)  (.08)        (.09)        (.07)
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions                             1.59          .90         1.40          .64        (1.24)       (1.02)
Net increase (decrease) in
  net asset value from
  operations                               1.51          .81         1.32          .56        (1.33)       (1.09)

LESS: DISTRIBUTIONS
Distributions from net
  realized gain on investment
  and foreign currency
  transactions                               -0-          -0-          -0-          -0-          -0-        (.08)
Distributions in excess of
  net realized gain on
  investment and foreign
  currency transactions                      -0-          -0-          -0-          -0-          -0-        (.01)
Total distributions                          -0-          -0-          -0-          -0-          -0-        (.09)
Net asset value,
  end of period                          $14.23       $12.72       $11.91       $10.59       $10.03       $11.36

TOTAL RETURN
Total investment return based
  on net asset value(d)                   11.87%        6.80%       12.47%        5.58%      (11.71)%      (8.84)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                       $12,856      $11,886       $9,705       $9,139       $7,544       $7,518
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                         1.59%(e)     1.50%        1.51%        1.77%        1.57%        1.42%
  Expenses, before waivers/
    reimbursements                         1.59%(e)     1.54%        1.62%        1.77%        1.57%        1.42%
  Net investment loss                     (1.13)%(e)    (.77)%(b)    (.75)%(b)(c) (.81)%       (.83)%       (.59)%
Portfolio turnover rate                      23%          30%          34%           8%           9%           8%


See footnote summary on page 32.


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL HEALTH CARE FUND o 29


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                            Class R
                                                   ---------------------------
                                                    Six Months
                                                       Ended        March 1,
                                                   December 31,    2005(f) to
                                                       2005         June 30,
                                                   (unaudited)        2005
                                                   ------------   ------------
Net asset value, beginning of period                  $12.39        $11.54

INCOME FROM INVESTMENT OPERATIONS
Net investment loss(a)                                  (.10)         (.02)
Net realized and unrealized gain on
  investment and foreign currency
  investment transactions                               1.55           .87
Net increase in net asset value from
  operations                                            1.45           .85
Net asset value, end of period                        $13.84        $12.39

TOTAL RETURN
Total investment return based on net asset
  value(d)                                             11.70%         7.37%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                $12           $11
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements(e)            1.93%         1.70%
  Expenses, before waivers/reimbursements(e)            1.93%         1.70%
  Net investment loss(e)                               (1.48)%        (.48)%
Portfolio turnover rate                                   23%           30%


See footnote summary on page 32.


_______________________________________________________________________________

30 o ALLIANCEBERNSTEIN GLOBAL HEALTH CARE FUND


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                            Class K
                                                   ---------------------------
                                                    Six Months
                                                       Ended         March 1,
                                                    December 31,    2005(f) to
                                                       2005          June 30,
                                                    (unaudited)       2005
                                                   ------------   ------------
Net asset value, beginning of period                  $12.40        $11.54

INCOME FROM INVESTMENT OPERATIONS
Net investment loss(a)                                  (.08)         (.01)
Net realized and unrealized gain on
  investment and foreign currency
  investment transactions                               1.55           .87
Net increase in net asset value from
  operations                                            1.47           .86
Net asset value, end of period                        $13.87        $12.40

TOTAL RETURN
Total investment return based on net asset
  value(d)                                             11.86%         7.45%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                $12           $11
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements(e)            1.62%         1.44%
  Expenses, before waivers/reimbursements(e)            1.62%         1.44%
  Net investment loss(e)                               (1.17)%        (.22)%
Portfolio turnover rate                                   23%           30%




See footnote summary on page 32.


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL HEALTH CARE FUND o 31


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                             Class I
                                                   ---------------------------
                                                    Six Months
                                                      Ended         March 1,
                                                   December 31,    2005(f) to
                                                       2005         June 30,
                                                    (unaudited)       2005
                                                   ------------   ------------
Net asset value, beginning of period                  $12.41        $11.54

INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)(a)                         (.06)          .00(g)
Net realized and unrealized gain on
  investment and foreign currency
  investment transactions                               1.55           .87
Net increase in net asset value from
  operations                                            1.49           .87
Net asset value, end of period                        $13.90        $12.41

TOTAL RETURN
Total investment return based on net asset
  value(d)                                             12.01%         7.54%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                $12           $11
Ratio to average net assets of:
  Expenses, net of waivers/reimbursements(e)            1.29%         1.16%
  Expenses, before waivers/reimbursements(e)            1.29%         1.16%
  Net investment income (loss)(e)                       (.84)%         .06%
Portfolio turnover rate                                   23%           30%


(a)  Based on average shares outstanding.

(b)  Net of expenses waived/reimbursed by the Adviser.

(c)  Net of expenses waived by the Transfer Agent.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)  Annualized.

(f)  Commencement of distributions.

(g)  Amount is less than $.005.


_______________________________________________________________________________

32 o ALLIANCEBERNSTEIN GLOBAL HEALTH CARE FUND


BOARD OF DIRECTORS


William H. Foulk, Jr.(1), Chairman
Marc O. Mayer, President
Ruth Block.(1)
David H. Dievler(1)
John H. Dobkin(1)
Michael J. Downey(1)
D. James Guzy(1)
Marshall C. Turner, Jr.(1)


OFFICERS

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer Norman M. Fidel(2), Senior Vice President
Thomas J. Bardong, Vice President
Russell Brody, Vice President
Siobhan McManus, Vice President
Emilie D. Wrapp, Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller


Custodian

Brown Brothers Harriman & Company
40 Water Street
Boston, MA 02109-3661

Principal Underwriter

AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004


(1) Member of the Audit Committee, the Governance and Nominating Committee and the Independent Director's Committee.

(2) Mr. Norman Fidel is the investment professional primarily responsible for the day-to-day management of the Fund's investment portfolio.


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL HEALTH CARE FUND o 33


RESULTS OF SHAREHOLDERS MEETING
(unaudited)

A Special Meeting of the AllianceBernstein Global Health Care Fund (the "Fund") was held on November 15, 2005 and adjourned until December 6, 2005, December 19, 2005, December 21, 2005 and December 22, 2005. At the November 15, 2005 Meeting, with respect to the first item of business, the election of Trustees, the required number of outstanding shares were voted in favor of the proposal, and the proposal was approved. At the December 6, 2005 Meeting, with respect to the third item of business, the amendment, elimination, or reclassification as non-fundamental of the fundamental investment restrictions, and the fourth item of business, the reclassification of the Fund's fundamental investment objective as non-fundamental with changes to the Fund's investment objectives, the required number of outstanding shares voted in favor of each proposal, and each proposal was approved. With respect to the second item of business, approval of amendment and restatement of the Charter, an insufficient number of required outstanding shares voted in favor of the proposal, and the proposal was not approved. A description of each proposal and number of shares voted at the Meetings are as follows (the proposal numbers shown below correspond to the proposal numbers in the Fund's proxy statement):

1. The election of the Trustees, each such Trustee to serve a term of an indefinite duration and until his or her successor is duly elected and qualifies.

                                                                     Withheld
                                                     Voted For       Authority
-------------------------------------------------------------------------------
Ruth Block                                           8,362,849        292,728
David H. Dievler                                     8,358,467        297,110
John H. Dobkin                                       8,353,151        302,425
Michael J. Downey                                    8,368,031        287,545
William H. Foulk, Jr.                                8,345,239        310,338
D. James Guzy                                        8,354,995        300,581
Marc O. Mayer                                        8,352,678        302,898
Marshall C. Turner, Jr.                              8,365,665        289,991


                                                    Voted                        Broker
                                    Voted For      Against      Abstained      Non-Votes
------------------------------------------------------------------------------------------
2.  Approved the Amendment          6,438,166      172,488       322,901               0
    and Restoration Order



3. The amendment, elimination, or reclassification as non-fundamental, of the fundamental investment objectives regarding:

                                                    Voted                        Broker
                                    Voted For      Against      Abstained      Non-Votes
------------------------------------------------------------------------------------------
3.A.  Diversification               6,092,944      242,957       156,065       1,845,721

3.B.  Issuing Senior Securities     6,050,078      267,688       174,200       1,845,721
      and Borrowing Money

3.D.  Concentration of              6,040,381      287,472       164,113       1,845,721
      Investments



_______________________________________________________________________________

34 o ALLIANCEBERNSTEIN GLOBAL HEALTH CARE FUND


                                                    Voted                        Broker
                                    Voted For      Against      Abstained      Non-Votes
------------------------------------------------------------------------------------------
3.E.   Real Estate and              6,035,759      285,597       170,610       1,845,721
       Companies that Deal
       in Real Estate

3.F.   Commodity Contracts          6,035,206      286,740       170,020       1,845,721
       and Futures Contracts

3.G.   Loans                        6,034,689      294,029       163,248       1,845,721

3.I.   Exercising Control           6,069,240      264,190       158,536       1,845,721

3.N.   Pledging, Hypothecating,     6,042,320      283,417       166,229       1,845,721
       Mortgaging, or
       Otherwise Encumbering
       Assets

4.B.   The reclassification of      5,911,222      251,749       328,996       1,845,721
       as non-fundamental with
       changes to the Fund's
       investment objectives.



_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL HEALTH CARE FUND o 35


ALLIANCEBERNSTEIN FAMILY OF FUNDS

--------------------------------------------
Wealth Strategies Funds
--------------------------------------------
Balanced Wealth Strategy
Wealth Appreciation Strategy
Wealth Preservation Strategy
Tax-Managed Balanced Wealth Strategy
Tax-Managed Wealth Appreciation Strategy
Tax-Managed Wealth Preservation Strategy

--------------------------------------------
Blended Style Funds
--------------------------------------------
U.S. Large Cap Portfolio
International Portfolio
Tax-Managed International Portfolio

--------------------------------------------
Growth Funds
--------------------------------------------
Domestic

Growth Fund
Mid-Cap Growth Fund
Large Cap Growth Fund
Small Cap Growth Portfolio

Global & International

Global Health Care Fund
Global Research Growth Fund
Global Technology Fund
Greater China '97 Fund
International Growth Fund*
International Research Growth Fund*

--------------------------------------------
Value Funds
--------------------------------------------
Domestic

Balanced Shares
Focused Growth & Income Fund
Growth & Income Fund
Real Estate Investment Fund
Small/Mid Cap Value Fund*
Utility Income Fund
Value Fund

Global & International

Global Value Fund
International Value Fund

--------------------------------------------
Taxable Bond Funds
--------------------------------------------
Americas Government Income Trust*
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio*
Short Duration Portfolio
U.S. Government Portfolio

--------------------------------------------
Municipal Bond Funds
--------------------------------------------
National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

--------------------------------------------
Intermediate Municipal Bond Funds
--------------------------------------------
Intermediate California
Intermediate Diversified
Intermediate New York

--------------------------------------------
Closed-End Funds
--------------------------------------------
All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II


We also offer Exchange Reserves,** which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. You should read the prospectus carefully before you invest.

*  Prior to February 1, 2005, Small/Mid Cap Value Fund was named Small Cap
Value Fund. Prior to May 16, 2005, International Growth Fund was named
Worldwide Privatization Fund and International Research Growth Fund was named International Premier Growth Fund. On June 24, 2005, All-Asia Investment Fund merged into International Research Growth Fund. On July 8, 2005, New Europe Fund merged into International Research Growth Fund. On February 1, 2006, Americas Government Income Trust was renamed Global Government Income Trust and Quality Bond Portfolio was renamed Intermediate Bond Portfolio.

** An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


_______________________________________________________________________________

36 o ALLIANCEBERNSTEIN GLOBAL HEALTH CARE FUND


THE FOLLOWING IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

SUMMARY OF SENIOR OFFICER'S EVALUATION OF
INVESTMENT ADVISORY AGREEMENT*

The following is a summary of the evaluation of the investment advisory agreement between Alliance Capital Management L.P., (the "Adviser") and the AllianceBernstein Global Health Care Fund, Inc., (the "Fund"), prepared by Philip L. Kirstein, the Senior Officer, for the independent directors of the Fund, as required by the Assurance of Discontinuance between the New York State Attorney General and the Adviser. The Senior Officer's evaluation of the investment advisory agreement is not meant to diminish the responsibility or authority of the Boards of Directors to perform their duties pursuant to
Section 15 of the Investment Company Act of 1940 (the "40 Act") and applicable state law. The purpose of the summary is to provide shareholders with a synopsis of the independent evaluation of the reasonableness of the advisory fees which was provided to the independent directors in connection with their review of the proposed continuance of the investment advisory agreement. The Senior Officer's evaluation considered the following factors:

1. Management fees charged to institutional and other clients of the Adviser for like services.

2.  Management fees charged by other mutual fund companies for like services.

3. Costs to the Adviser and its affiliates of supplying services pursuant to the advisory agreement, excluding any intra-corporate profit.

4. Profit margins of the Adviser and its affiliates from providing such services.

5.  Possible economies of scale as the Fund grows larger.

6. Nature and quality of the Adviser's services, including the performance of the Fund.


* It should be noted that the information in the fee summary was completed on June 8, 2005 and presented to the Board of Directors and Trustees on June 15, 2005 in accordance with the Assurance of Discontinuance with the New York State Attorney General. It also should be noted that references in the fee summary pertaining to performance and expense ratios refer to Class A shares of the Fund.


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL HEALTH CARE FUND o 37


FUND ADVISORY FEES, EXPENSE REIMBURSEMENTS, CAPS & RATIOS
The table below describes the Fund's advisory fee pursuant to the Investment Advisory Agreement. This is the fee schedule the Adviser implemented in January 2004 as a result of the settlement with the New York State Attorney General.

                                                             Advisory Fee Based on % of
                                                              Average Daily Net Assets
------------------------------------------------------------------------------------------------
AllianceBernstein Global Health Care Fund, Inc         First $2.5 billion              .75%
                                                       Next $2.5 billion               .65%
                                                       Excess of $5 billion            .60%

The Adviser is reimbursed as specified in the Investment Advisory Agreement for certain clerical, legal, accounting, administrative and other services provided to the Fund as indicated below:

                                                          Latest
                                                       Fiscal Year          As % of Average
                                                          Amount           Daily Net Assets
------------------------------------------------------------------------------------------------
AllianceBernstein Global Health Care Fund, Inc.        $110,500.00                .05

The Adviser has agreed to waive that portion of its management fees and/or reimburse the Fund for that portion of its total operating expenses to the degree necessary to limit the Fund's expense ratios to the levels set forth below for that Fund's current fiscal year. That waiver agreement is terminable by the Adviser at the end of the Fund's fiscal year upon at least 60 days written notice. It should be noted that as of February 28, 2005, the Fund is operating below its expense cap. Pro-forma expense ratio is also set forth below.

                                          Expense Cap
                                          pursuant to
                                            Expense
                                          Limitation             Pro-Forma           Fiscal
                                         Undertaking           Expense Ratio*       Year End
------------------------------------------------------------------------------------------------
AllianceBernstein Global Health          Advisor-2.20%             1.48%             June 30,
  Care Fund, Inc                         Class A-2.50%             1.77%              2004
                                         Class B-3.20%             2.53%
                                         Class C-3.20%             2.50%

I. MANAGEMENT FEES CHARGED TO INSTITUTIONAL AND OTHER CLIENTS OF THE ADVISER

The management fees charged to investment companies which the Adviser manages and sponsors may be higher than those charged to institutional accounts, including pension plans and sub-advised investment companies. The fee differential reflects, among other things, different services provided to such clients,


* This pro-forma expense ratio information shows what would have been the Fund's expense ratio in the indicated fiscal year had the current fee been in effect throughout the fiscal year.


_______________________________________________________________________________

38 o ALLIANCEBERNSTEIN GLOBAL HEALTH CARE FUND


and different liabilities assumed. Services provided by the Adviser to the Fund that are not provided to non-investment company clients include providing office space and personnel to serve as Fund Officers and coordinating with and monitoring the Fund's third party service providers such as Fund counsel, auditors, custodians, transfer agents and pricing services. The accounting, administrative and legal/compliance requirements for the Fund are more costly than those for institutional assets due to the greater complexities and time required for investment companies. A portion of the expenses related to these services are reimbursed by the Fund to the Adviser. Managing the cash flow of an investment company may be more difficult than for other accounts, particularly if the Fund is in net redemptions, as the Adviser is forced to sell securities to meet redemptions.

Notwithstanding the Adviser's view that managing an investment company is not comparable to managing other institutional accounts because the services provided are different, the Senior Officer believes it is worth noting the information from the Adviser's ADV regarding the advisory fees charged to institutional accounts in the same asset class as the Fund. However, with respect to the Fund the Adviser represented that there is no category set forth in its Form ADV for institutional products which have a substantially similar investment style as the Fund.

The Adviser also manages and sponsors retail mutual funds organized in jurisdictions outside the United States, generally Luxembourg, and sold to non-United States investors. The Adviser charges the following fee for an offshore mutual fund with a similar investment style as the Fund:

Asset Class                                              Fee
------------------------------------------------------------------
International Healthcare                                1.00%

The Adviser represented that it does not sub-advise any registered investment companies with a similar investment style as the Fund.


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL HEALTH CARE FUND o 39


II. MANAGEMENT FEES CHARGED BY OTHER MUTUAL FUND COMPANIES FOR LIKE SERVICES.

Lipper, Inc., an analytical service that is not affiliated with the Adviser, compared the fees charged to the Fund with fees charged to other investment companies for similar services by other investment advisers. Lipper's analysis included the Fund's ranking with respect to the proposed advisory fees relative to the Lipper group median at the approximate current asset level for the Fund.*

                                                    Lipper Group
                                         Fee           Median         Rank
-------------------------------------------------------------------------------
AllianceBernstein Global Health
  Care Fund, Inc.                        0.750         0.850          2/11

Lipper also analyzed the expense ratio of the Fund in comparison to its Lipper Expense Group** and Lipper Expense Universe***. Lipper describes a Lipper Expense Group as a representative sample of comparable funds and a Lipper Universe as a broader group, consisting of all funds in the investment classification/objective with a similar load type as the subject Fund. The results of that analysis are set forth below:

                                              Lipper        Lipper                        Lipper
                               Expense       Universe      Universe        Lipper         Group
                                Ratio         Median         Rank        Group Rank       Median
----------------------------------------------------------------------------------------------------
AllianceBernstein Global
  Health Care Fund, Inc.        1.730         1.574          25/32         10/11          1.604

Based on this analysis, the Fund has a more favorable ranking on an advisory fee basis than on a total expense ratio basis. This has resulted in a variety of efforts by the Adviser to lower non-management expenses.

III. COSTS TO THE ADVISER AND ITS AFFILIATES OF SUPPLYING SERVICES PURSUANT TO THE ADVISORY AGREEMENT, EXCLUDING ANY INTRA-CORPORATE PROFIT.

The profitability information for the Fund prepared by the Adviser for the Board of the Directors was reviewed by the Senior Officer. An independent consultant is working with the Adviser's personnel on a new system to produce profitability information at the Fund level which will reflect the Adviser's management


* A ranking of "1" means that the AllianceBernstein Fund has the lowest effective fee rate in the Lipper peer group.

** Lipper uses the following criteria in screening funds to be included in the Fund's expense group: fund type, investment classification/objective, load type and similar 12b-1/non-12b-1 service fees, asset (size) comparability, and expense components and attributes. An expense group will typically consist of seven to twenty funds.

*** Except for asset (size) comparability, Lipper uses the same criteria for selecting an expense group when selecting an expense universe. Unlike an expense group, an expense universe allows for the same advisor to be represented by more than just one fund.


_______________________________________________________________________________

40 o ALLIANCEBERNSTEIN GLOBAL HEALTH CARE FUND


reporting approach. It is possible that future Fund profitability information may differ from previously reviewed information due to changes in methodologies and allocations. See Section IV for additional discussion.

IV. PROFIT MARGINS OF THE ADVISER AND ITS AFFILIATES FOR SUPPLYING SUCH
SERVICES.

The Adviser's profitability for the Fund decreased during calendar year 2004 relative to 2003 primarily as a result of the reduction in the advisory fee schedule implemented early in 2004.

In addition to the Adviser's direct profits from managing the Fund pursuant to the investment advisory agreement, certain of the Adviser's affiliates have business relationships with the Fund and may earn a profit from providing other services to the Fund. These affiliates provide transfer agency and distribution related services and receive transfer agent fees, Rule 12b-1 payments, front-end sales loads, contingent deferred sales charges ("CDSC") and commissions for providing brokerage services. In addition, the Adviser benefits from soft dollar arrangements which offset expenses the Adviser would otherwise incur. Additional information regarding distribution related fees can be found in the prospectus of the Fund.

Different classes of shares are charged different types of distribution fees. The Adviser's affiliate, AllianceBernstein Investment Research and Management Inc. ("ABIRM"), is the Fund's principal underwriter. ABIRM and the Adviser may make payments* from their own resources, in addition to sales loads and Rule 12b-1 fees, to firms that sell shares of the Fund. In 2004, ABIRM paid from its own resources approximately .04% of the average monthly assets of the Fund for distribution services and educational support. For 2005, it is anticipated that ABIRM will pay approximately .04% of average monthly assets of the Fund for such purposes.

After payments to third party intermediaries, ABIRM retained the following amounts in Class A front-end load sales charges from sales of the Fund's shares in the Fund's most recent fiscal year:

                                                          Amount Received
----------------------------------------------------------------------------
AllianceBernstein Global Health Care Fund, Inc.               $2,272


* The total amount paid to the financial intermediary in connection with the sale of shares will generally not exceed the sum of (a) .25% of the current year's Fund sales by that firm and (b) .10% of the average daily net assets attributable to that firm over the year.


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL HEALTH CARE FUND o 41


ABIRM received the amounts set forth below in Rule 12b-1 fees and CDSC for the Fund during the Fund's most recent fiscal year. A significant percentage of such amounts were paid out to third party intermediaries by ABIRM.

                                                     12b-1Fee
                                                    Received**    CDSC Received
-------------------------------------------------------------------------------
AllianceBernstein Global Health Care Fund, Inc.     $1,756,743       $92,335

Fees and reimbursements for out of pocket expenses charged by Alliance Global Investor Services, Inc. ("AGIS"), the affiliated transfer agent, are based on the level of the network account and the class of share held by the account. AGIS also receives a fee per shareholder sub-account for each account maintained by an intermediary on an omnibus basis. AGIS' after-tax profitability decreased in 2004 in comparison to 2003.

AGIS received the following fee from the Fund in the most recent fiscal year:

                                                              AGIS Fee
-----------------------------------------------------------------------------
AllianceBernstein Global Health Care Fund, Inc.               $684,000

V. POSSIBLE ECONOMIES OF SCALE

The Adviser has indicated that the breakpoints in the fee schedule for the Fund reflect a sharing of economies of scale to the extent they exist. Based on some of the professional literature that have considered economies of scale in the mutual fund industry it is thought that to the extent economies of scale exist, they may more often exist across a fund family as opposed to a specific fund. This is because the costs incurred by the Adviser, such as investment research or technology for trading or compliance systems can be spread across a greater asset base as the fund family increases in size. It is also possible that as the level of services required to operate a successful investment company has increased over time, and advisory firms have made such investments in their business to provide improved services, there may be a sharing of economies of scale without a reduction in advisory fees.

An independent consultant made a presentation to the Board of Directors and the Senior Officer regarding possible economies of scale or scope in the mutual fund industry. Based on the presentation, it was evident that fund management companies benefit from economies of scale. However, due to the lack of cost data which forced the researchers to infer facts about the costs from the behavior of fund expenses, there was a lack of consensus among researchers as to whether economies of scale were being passed on to the shareholders. It is contemplated that additional work will be performed to determine if the benefits of economies


**  12b-1 amounts are gross amounts paid to ABIRM.


_______________________________________________________________________________

42 o ALLIANCEBERNSTEIN GLOBAL HEALTH CARE FUND


of scale or scope are being passed to shareholders by the Adviser. In the meantime, it is clear that to the extent a Fund's assets exceed the initial breakpoint its shareholders benefit from a lower fee rate.

VI. NATURE AND QUALITY OF THE ADVISER'S SERVICES INCLUDING PERFORMANCE OF THE FUND.

With assets under management of $534.4 billion as of March 31, 2005, the Adviser has the investment experience and resources necessary to effectively manage the Fund and provide non-investment services (described in Section II) to the Fund.

The information prepared by Lipper showed the 1, 3 and 5 year performance ranking of the Fund's relative to its Lipper universe:

                                                  Performance Year
                                     Rank in Performance Universe for Periods
                                              Ended March 31, 2005
-------------------------------------------------------------------------------
                                         1              3              5
-------------------------------------------------------------------------------
AllianceBernstein Global
  Health Care Fund, Inc.               17/42          14/38          13/19

CONCLUSION:

Based on the factors discussed above the Senior Officer's conclusion is that the proposed fee for the Fund is reasonable and within the range of what would have been negotiated at arms-length in light of all the surrounding circumstances. This conclusion in respect of the Fund is based on an evaluation of all of these factors and no single factor was dispositive.

Dated: July 22, 2005


_______________________________________________________________________________

ALLIANCEBERNSTEIN GLOBAL HEALTH CARE FUND o 43


NOTES


_______________________________________________________________________________

44 o ALLIANCEBERNSTEIN GLOBAL HEALTH CARE FUND


ALLIANCEBERNSTEIN GLOBAL HEALTH CARE FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672


[LOGO] ALLIANCEBERNSTEIN (R)
Investment Research and Management


HCFSR1205


ITEM 2.  CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.  SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund's Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.       DESCRIPTION OF EXHIBIT
-----------       ----------------------

12 (a) (1)        Code of Ethics that is subject to the disclosure of Item 2 hereof

12 (b) (1)        Certification of Principal Executive Officer Pursuant to
                  Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)        Certification of Principal Financial Officer Pursuant to
                  Section 302 of the Sarbanes-Oxley Act of 2002

12 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):  AllianceBernstein Global Health Care Fund, Inc.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: February 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: February 28, 2006

By:   /s/ Mark D. Gersten
      -------------------
      Mark D. Gersten
      Treasurer and Chief Financial Officer

Date: February 28, 2006